UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March, 2000

Check here if Amendment [    ];  Amendment Number:  __________
This Amendment (Check only one):	[    ] is a restatement.
					[    ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Bush-O'Donnell & Co., Inc.
Address:	101 S. Hanley Road, Suite 1025
		St. Louis, MO 63105

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark J. Reed
Title:	Senior Vice President
Phone:	(314) 727-4555

Signature, Place, and Date of Signing:


Mark J. Reed		 	St. Louis, MO		March 12, 2000
  [Signature]			 [City, State]			[Date]

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-______________		_________________________________
	[Repeat as necessary]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		$185040
						(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
AMERICAN HOME PRODUCTS	COM	026609107	344	SH	6400		SOLE			 	6400
AMERICAN INTL GROUP	COM	026874107	274	SH	2500		SOLE				2500
ANHUESER BUSCH CO	COM	035229103	934	SH	15000		SOLE				15000
BANKAMERICA CORP	COM	060505104	405	SH	7714		SOLE				7714
BERKSHIRE HATHAWAY CL A	COM	084670108	8237	SH	144		SOLE				144
BERKSHIRE HATHAWAY CL B	COM	084670207	673	SH	370		SOLE				370
BRISTOL MYERS SQUIBB CO	COM	110122108	14608	SH	251870 SOLE				251870
CISCO SYSTEMS INC	COM	17275R102	1071 SH	13850		SOLE				13850
CITIGROUP INC COM 172967101 314 SH 5250  SOLE    5250
COCA COLA CO	COM	191216100	216	SH	4600		SOLE				4600
COLGATE PALMOLIVE CO	COM	194162103	13286	SH	235672		SOLE				235672
EDWARDS AG COM 281760108 200 SH 5000  SOLE    5000
EMERSON ELECTRIC CO	COM	291011104	9197	SH	173125		SOLE				173125
EXXON MOBIL CORP	COM	30231G102	4187	SH	53724		SOLE				53724
GAP INC	COM	364760108	2459	SH	49374		SOLE				49374
GENERAL ELECTRIC CO	COM	369604103	11125	SH	71485		SOLE				71485
GILLETTE CO	COM	375766102	11472	SH	304390		SOLE				304390
GOLDMAN SACHS GRP COM 38141G104 211 SH 2000   SOLE    2000
HEWLETT PACKARD CO	COM	428236103	305	SH	2300		SOLE				2300
HOME DEPOT CO	COM	437076102	1548	SH	24000		SOLE				24000
INTEL CORP	COM	458140100	1933	SH	14650		SOLE				14650
INTERNATIONAL BUS MACH	COM	459200101	234	SH	1986		SOLE				1986
JOHNSON & JOHNSON CO.	COM	478160104	9100	SH	129540		SOLE				129540
LUCENT TECH	COM	549463107	288	SH	464		SOLE 			4644
MBIA INC	COM	55262C100	10184	SH	195616		SOLE				195616
MCDONALDS CORP	COM	580135101	10945	SH	292840		SOLE				292840
MCI WORLDCOM INC COM 981570106 7135 SH 157450  SOLE    157450
MERCK & CO INC	COM	589331107	14184	SH	228311		SOLE				228311
MISS VALLEY BKSHS	COM	605720101	1048	SH	43900		SOLE				43900
MORGAN STANLEY DEAN WITT COM 617446448 576 SH 6950  SOLE    6950
PEPSICO INC	COM	713448108	11926	SH	341950		SOLE				341950
PFIZER INC	COM 717081103	347	SH	9500		SOLE				9500
SBC COMMUNICATIONS	COM	78387G103	685	SH	16270		SOLE				16270
SCHERING PLOUGH CORP	COM	806605101	2002	SH	53924		SOLE				53924
SIGMA ALDRICH CORP COM 826552101 8472 SH 315226  SOLE    315226
SUN MICROSYSTEMS	COM	866810104	768	SH	16270		SOLE				16270
WAL MART STORES	COM	931142103	13061	SH	231161		SOLE				231161
WALGREEN CO	COM	931422109 9922	SH	385325		SOLE				385325
WEYERHAEUSER CO COM 962166104 1164 SH 20424  SOLE    20424